================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
                    1295 State Street, Springfield, MA 01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/06

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 68.37%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 62.28%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    2,125,000    04/08/04    $  2,125,000    $ $1,894,427
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      2,323 shs.    04/08/04            --                23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  63,287 shs.    03/23/06          63,958             633
                                                                                                      ------------    ------------
                                                                                                         2,188,958       1,895,083
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Senior Subordinated Note due 2010                               $    2,125,000    02/29/00       1,978,838       2,125,000
  Warrant, exercisable until 2010, to purchase
    preferred stock at $.02 per share (B)                                     364 shs.    02/29/00         307,759         523,541
                                                                                                      ------------    ------------
                                                                                                         2,286,597       2,648,541
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil
and gas industries.
  12% Senior Subordinated Note due 2013                                 $    1,101,852    04/08/05       1,040,733       1,093,682
  Limited Partnership Interest (B)                                          0.36% int.    04/07/05          78,704         121,048
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        125 shs.    04/08/05         122,463         192,047
                                                                                                      ------------    ------------
                                                                                                         1,241,900       1,406,777
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    2,125,000    01/22/04       1,923,433       2,153,854
  Preferred Class A Unit (B)                                                2,525 uts.    01/22/04         252,500         227,250
  Common Class B Unit (B)                                                   3,042 uts.    01/22/04               1         291,840
                                                                                                      ------------    ------------
                                                                                                         2,175,934       2,672,944
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $    1,627,660    05/18/05       1,524,442       1,636,698
  Common Stock (B)                                                            497 shs.    05/18/05         497,340         447,606
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        130 shs.    05/18/05         112,128               1
                                                                                                      ------------    ------------
                                                                                                         2,133,910       2,084,305
                                                                                                      ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $    1,686,800    12/31/04       1,578,752       1,693,401
  Common Stock (B)                                                            493 shs.           *         492,975         443,682
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        137 shs.    12/31/04         119,482               1
                                                                                                      ------------    ------------
                                                                                                         2,191,209       2,137,084
                                                                                                      ------------    ------------

*12/31/04 and 03/31/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  8.54% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $      230,636    04/09/02    $    230,636    $    230,636
  8.54% Senior Secured Tranche A Note
    due 2008 (C)                                                        $      593,509    04/09/02         593,509         593,509
  12% Senior Secured Note due 2010                                      $      721,196    04/09/02         637,986         744,517
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                          8.91% int.    04/09/02         152,329         457,832
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      1,390 shs.    04/09/02         127,497         417,663
                                                                                                      ------------    ------------
                                                                                                         1,741,957       2,444,157
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
  5% Promissory Note due 2009 (B)                                       $      195,498    03/31/04         195,498            --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      4,895 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                           195,499            --
                                                                                                      ------------    ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                 $    1,551,492    08/12/05       1,551,492       1,571,315
  14% Senior Subordinated Note due 2013                                 $    1,137,071    08/12/05       1,035,317       1,140,043
  Common Stock (B)                                                        470,150 shs.    08/12/05         470,150         423,135
  Warrants, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     86,716 shs.    08/12/05         106,592             867
                                                                                                      ------------    ------------
                                                                                                         3,163,551       3,135,360
                                                                                                      ------------    ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      759,036    09/13/02         759,036         758,541
  11% Senior Subordinated Note due 2010                                 $      838,102    09/13/02         808,535         837,923
  Common Stock (B)                                                        316,265 shs.    09/13/02         316,265         607,229
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    137,175 shs.    09/13/02          60,250         263,376
                                                                                                      ------------    ------------
                                                                                                         1,944,086       2,467,069
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                          3.69% int.    09/29/95          45,046         356,927
                                                                                                      ------------    ------------


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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                        1,882 uts.    04/29/00    $      8,396    $        420
  Common Membership Interests (B)                                          24,318 uts.    04/29/00         108,983           5,442
                                                                                                      ------------    ------------
                                                                                                           117,379           5,862
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                            109 shs.           *             503          45,947
                                                                                                      ------------    ------------
COEUR, INC
A producer of proprietary, disposable power
injection syringes
  8.75% Senior Secured Term Note due 2010                               $      570,652    04/30/03         570,652         570,764
  11.5% Senior Subordinated Note due 2011                               $      424,819    04/30/03         394,201         425,300
  Common Stock (B)                                                        126,812 shs.    04/30/03         126,812         143,044
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     87,672 shs.    04/30/03          40,804          98,894
                                                                                                      ------------    ------------
                                                                                                         1,132,469       1,238,002
                                                                                                      ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  9.77% Senior Secured Revolving Credit
    Facility due 2006 (C)                                               $      151,235    01/07/02         151,235         150,425
  9.77% Senior Secured Tranche A Note due 2007 (C)                      $      803,097    06/26/01         803,097         779,604
  13% Senior Secured Tranche B Note due 2008                            $      648,148    06/26/01         648,148         635,277
  Limited Partnership Interest (B)                                          6.38% int.    06/26/01         324,074         291,667
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    107,036 shs.    06/26/01          79,398          90,552
                                                                                                      ------------    ------------
                                                                                                         2,005,952       1,947,525
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    2,001,121          **       1,840,888       1,801,009
  Limited Partnership Interest (B)                                          7.74% int.         ***         189,586           1,896
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        174 shs.          **         160,233               2
                                                                                                      ------------    ------------
                                                                                                         2,190,707       1,802,907
                                                                                                      ------------    ------------

  *12/30/97 and 05/29/99.
 **08/12/04 and 01/18/05.
***08/12/04 and 01/14/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    2,185,714    06/15/05    $  2,091,220    $  2,160,039
  Common Stock (B)                                                            364 shs.    06/15/05         364,286         327,861
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        103 shs.    06/15/05         100,668               1
                                                                                                      ------------    ------------
                                                                                                         2,556,174       2,487,901
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    2,550,000    08/04/05       2,418,920       2,511,968
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         20 shs.    08/04/05         137,166            --
                                                                                                      ------------    ------------
                                                                                                         2,556,086       2,511,968
                                                                                                      ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                                 $    3,863,636           *       3,734,665       1,931,818
  Common Stock (B)                                                             56 shs.           *          96,591           9,658
  Limited Partnership Interest (B)                                         19.32% int.           *         284,052          28,677
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        324 shs.           *         297,203          55,700
                                                                                                      ------------    ------------
                                                                                                         4,412,511       2,025,853
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  Common Stock (B)                                                            585 shs.    07/19/01         585,145         694,854
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        297 shs.    07/19/01         250,611         352,183
                                                                                                      ------------    ------------
                                                                                                           835,756       1,047,037
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories.
  Common Stock (B)                                                        239,547 shs.    12/19/05          76,530       3,611,168
  Limited Partnership Interest (B)                                          8.70% int.          **          49,531       1,559,019
                                                                                                      ------------    ------------
                                                                                                           126,061       5,170,187
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance
services and temporary production labor to industrial
customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      27.19% int.    08/27/98         734,090            --
  Preferred Stock (B)                                                       3,278 shs.    12/14/01       2,784,133       2,505,724
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                      13,352 shs.         ***         403,427            --
                                                                                                      ------------    ------------
                                                                                                         3,921,650       2,505,724
                                                                                                      ------------    ------------


  *03/05/99 and 03/24/99.
 **12/22/99 and 09/14/05.
***10/24/96 and 08/28/98.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                 $    1,859,375    10/30/03    $  1,706,599    $  1,896,563
  Common Stock (B)                                                          6,906 shs.           *         690,600         718,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      2,034 shs.    10/30/03         186,469         211,493
                                                                                                      ------------    ------------
                                                                                                         2,583,668       2,826,280
                                                                                                      ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         22 shs.    06/28/04          77,208         135,460
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                                 $    1,062,500    09/24/04       1,028,505       1,083,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      4,085 shs.    09/24/04          39,464          71,896
                                                                                                      ------------    ------------
                                                                                                         1,067,969       1,155,646
                                                                                                      ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                          0.14% int.    01/01/01          26,855          21,706
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          1.32% int.    03/30/00         531,250          63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     29,117 shs.    03/30/00         255,000          42,500
                                                                                                      ------------    ------------
                                                                                                           786,250         106,250
                                                                                                      ------------    ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    2,125,000    09/09/03       2,089,359       1,062,500
  16.03% Overdue Interest Secured Note due 2008 (C)                     $      143,465    01/13/06         129,118         129,118
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     43,878 shs.    09/09/03          35,641            --
                                                                                                      ------------    ------------
                                                                                                         2,254,118       1,191,618
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock (B)                                                         90,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
                                                                                                                 6            --
                                                                                                      ------------    ------------


*10/30/03 and 01/02/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    2,365,217    02/03/06    $  2,123,443    $  2,311,881
  Common Stock (B)                                                            185 shs.    02/03/06         184,783         166,302
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        254 shs.    02/03/06         208,435               3
                                                                                                      ------------    ------------
                                                                                                         2,516,661       2,478,186
                                                                                                      ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    2,337,500    01/31/06       2,172,734       2,298,305
  Common Stock (B)                                                        212,500 shs.    01/31/06         212,500         191,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    138,408 shs.    01/31/06         119,213           1,384
                                                                                                      ------------    ------------
                                                                                                         2,504,447       2,490,939
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    2,210,000    02/10/06       2,049,848       2,169,973
  Common Stock (B)                                                            340 shs.    02/10/06         340,000         306,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        126 shs.    02/10/06         116,875               1
                                                                                                      ------------    ------------
                                                                                                         2,506,723       2,475,974
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              1.19% int.    07/21/94         367,440           2,947
                                                                                                      ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    2,043,269           *       1,865,497       2,052,852
  Common Stock (B)                                                             63 shs.           *          62,742          71,994
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        200 shs.           *         199,501         228,926
                                                                                                      ------------    ------------
                                                                                                         2,127,740       2,353,772
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2006                                      $    1,644,444    03/01/04       1,646,101       1,248,333
  Common Stock (B)                                                            228 shs.    06/01/00         262,200            --
                                                                                                      ------------    ------------
                                                                                                         1,908,301       1,248,333
                                                                                                      ------------    ------------


*06/30/04 and 08/19/04.
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12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.19% Senior Secured Note due 2009 (C)                               $    2,212,704    07/26/05    $  2,168,533    $  2,193,180
  16.69% Senior Secured Note due 2009 (C)                               $      349,753    07/26/05         306,837         347,826
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                     102,884 shs.    07/26/05          34,295         109,057
                                                                                                      ------------    ------------
                                                                                                         2,509,665       2,650,063
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      963,687    08/04/00         911,087         948,794
  14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.    08/04/00         289,224         281,890
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                                      2.50% int.    08/03/00         886,361         709,205
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     50,870 shs.    08/04/00         115,412          40,694
                                                                                                      ------------    ------------
                                                                                                         2,202,084       1,980,583
                                                                                                      ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $    1,593,750    12/15/04       1,504,202       1,553,563
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,121 shs.    12/15/04         101,109              11
                                                                                                      ------------    ------------
                                                                                                         1,605,311       1,553,574
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.33% Senior Secured Revolving Note due 2006 (C)                      $       36,693    06/16/00          36,693          36,604
  8.33% Senior Secured Tranche A Note due 2007 (C)                      $      343,995    06/16/00         343,995         340,757
  12% Senior Secured Tranche B Note due 2008                            $      550,392    06/16/00         532,742         556,163
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 5.29% int.    06/12/00         333,490         238,027
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      1,108 shs.    06/12/00          45,866          79,071
                                                                                                      ------------    ------------
                                                                                                         1,292,786       1,250,622
                                                                                                      ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $    1,831,548    02/27/04       1,683,675       1,850,096
  Preferred Stock (B)                                                          23 shs.    11/24/04         449,164         456,950
  Common Stock (B)                                                             12 shs.    02/27/04          12,871         175,834
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                         11 shs.    02/27/04           7,793         160,940
                                                                                                      ------------    ------------
                                                                                                         2,153,503       2,643,820
                                                                                                      ------------    ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock (B)                                                         49,216 shs.    02/08/05         236,709         313,407
                                                                                                      ------------    ------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                               $    3,845,000           *    $  3,557,700    $  3,819,407
  Common Stock (B)                                                          5,800 shs.           *         406,003         223,300
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                     15,572 shs.           *         602,127         599,522
                                                                                                      ------------    ------------
                                                                                                         4,565,830       4,642,229
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.27% Senior Secured Revolving Note due 2009 (C)                      $       37,220    02/21/06          37,220          36,960
  9.03% Senior Secured Tranche A Note due 2010 (C)                      $      724,813    09/03/04         724,813         724,977
  12% Senior Secured Tranche B Note due 2011                            $      313,433    09/03/04         279,555         312,939
  Limited Partnership Interest (B)                                          7.84% int.    09/03/04          58,769          52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        425 shs.    09/03/04          39,473               4
                                                                                                      ------------    ------------
                                                                                                         1,139,830       1,127,772
                                                                                                      ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      962,215    09/30/04         882,300         975,236
  8.75% Senior Subordinated Note due 2012                               $    1,281,112    09/30/04       1,281,112       1,306,229
  Common Stock (B)                                                        381,672 shs.    09/30/04         381,672         552,661
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    153,572 shs.    09/30/04          90,897         222,372
                                                                                                      ------------    ------------
                                                                                                         2,635,981       3,056,498
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       84 shs.    10/28/04          83,658          83,402
  Common Stock (B)                                                         26,185 shs.    10/02/04          35,088          40,534
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     88,948 shs.    05/01/03          40,675         136,891
                                                                                                      ------------    ------------
                                                                                                           159,421         260,827
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    2,142,000    08/12/05       2,010,863       2,113,744
  Common Stock (B)                                                            408 shs.    08/12/05         408,000         367,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        137 shs.    08/12/05         137,088               1
                                                                                                      ------------    ------------
                                                                                                         2,555,951       2,480,945
                                                                                                      ------------    ------------


*12/23/98 and 01/28/99.

----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    2,550,000    03/31/06    $  2,360,875    $  2,518,125
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        152 shs.    03/31/06         138,125               2
                                                                                                      ------------    ------------
                                                                                                         2,499,000       2,518,127
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  8.54% Senior Secured Revolving Note due 2010 (C)                      $       92,647    12/21/05          90,588          91,807
  8.54% Senior Secured Tranche A Note due 2010 (C)                      $      350,000    12/21/05         309,853         346,550
  12% Senior Secured Tranche B Note due 2010                            $    1,019,118    12/21/05       1,008,927       1,010,452
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        33.59% int.           *              49         150,433
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        214 shs.    09/21/00          36,647               2
                                                                                                      ------------    ------------
                                                                                                         1,446,064       1,599,244
                                                                                                      ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     16,535 shs.    12/11/02         493,501       3,472,430
                                                                                                      ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      625,000    02/24/06         575,539         612,328
  Limited Partnership Interest (B)                                            650 uts.    02/24/06         650,000         617,500
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/24/06          37,188            --
                                                                                                      ------------    ------------
                                                                                                         1,262,727       1,229,828
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $    1,062,500    01/31/03         926,187       1,090,800
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        212 shs.    01/31/03         180,625         206,053
                                                                                                      ------------    ------------
                                                                                                         1,106,812       1,296,853
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $    1,863,462    03/29/04       1,856,139       1,862,144
  10% Preferred Stock (B)                                                     255 shs.    03/29/04         255,083         254,288
  Common Stock (B)                                                          6,455 shs.    03/29/04           6,455          49,497
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,622 shs.    03/29/04           7,323          66,037
                                                                                                      ------------    ------------
                                                                                                         2,125,000       2,231,966
                                                                                                      ------------    ------------

*09/20/00 and 05/23/02.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      812,500    01/28/02    $    812,500    $    787,875
  11.5% Senior Subordinated Note due 2012                               $    1,500,000    01/28/02       1,385,638       1,403,968
  Common Stock (B)                                                        312,500 shs.    01/28/02         312,500         250,000
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    243,223 shs.    01/28/02         162,045           2,432
                                                                                                      ------------    ------------
                                                                                                         2,672,683       2,444,275
                                                                                                      ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    2,372,732    12/20/05       2,228,018       2,311,670
  Common Stock (B)                                                        177,268 shs.    12/20/05         177,268         159,541
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     99,771 shs.    12/20/05          98,773             998
                                                                                                      ------------    ------------
                                                                                                         2,504,059       2,472,209
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      565,452    01/03/06         556,970         558,257
  13% Senior Subordinated Note due 2013                                 $      687,241    01/03/06         611,548         678,145
  Common Stock (B)                                                        322,307 shs.    01/03/06         322,307         290,076
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     72,185 shs.    01/03/06          62,824             722
                                                                                                      ------------    ------------
                                                                                                         1,553,649       1,527,200
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  14% Senior Subordinated Note due 2006                                 $    2,482,000    08/07/98       2,482,000       2,459,061
  12% Senior Subordinated Note due 2008                                 $      307,071    02/09/00         296,430         298,123
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                            20.57% int.           *       1,555,820       1,337,139
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     28,648 shs.          **         389,188          88,695
                                                                                                      ------------    ------------
                                                                                                         4,723,438       4,183,018
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,977,885    01/17/06       1,770,654       1,951,463
  Limited Partnership Interest (B)                                          3,667 uts.    01/17/06         572,115         514,903
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        619 shs.    01/17/06         170,801               6
                                                                                                      ------------    ------------
                                                                                                         2,513,570       2,466,372
                                                                                                      ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    2,295,000    03/31/06    $  2,137,882    $  2,250,707
  Preferred Stock (B)                                                          36 shs.    03/31/06         329,596         313,116
  Common Stock (B)                                                             23 shs.    03/31/06          25,500          22,950
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         13 shs.    03/31/06          11,122            --
                                                                                                      ------------    ------------
                                                                                                         2,504,100       2,586,773
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    2,125,000    12/19/00       1,999,084       2,117,733
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          2.42% int.    12/21/00         265,625         150,741
                                                                                                      ------------    ------------
                                                                                                         2,264,709       2,268,474
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products and
specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.    08/12/94         100,350            --
  Common Stock (B)                                                          2,600 shs.           *         126,866            --
                                                                                                      ------------    ------------
                                                                                                           227,216            --
                                                                                                      ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $    1,770,834    05/28/04       1,453,161       1,779,642
  Common Stock (B)                                                        354,166 shs.    05/28/04         354,166         467,499
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    377,719 shs.    05/28/04         377,719         495,567
                                                                                                      ------------    ------------
                                                                                                         2,185,046       2,742,708
                                                                                                      ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,893,563    07/09/04       1,844,035       1,136,138
  Limited Partnership Interest (B)                                          9.26% int.    07/09/04         259,146            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        528 shs.    07/09/04          49,061            --
                                                                                                      ------------    ------------
                                                                                                         2,152,242       1,136,138
                                                                                                      ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    2,260,638    02/10/06       2,096,518       2,227,081
  Common Stock (B)                                                             289,362    02/10/06         289,362         260,424
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         131,555    02/10/06         119,796               1
                                                                                                      ------------    ------------
                                                                                                         2,505,676       2,487,506
                                                                                                      ------------    ------------

*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $    1,841,667    09/29/04    $  1,683,764    $  1,657,500
  Limited Partnership Interest (B)                                         40,610 uts.    09/29/04         283,333            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,575 shs.    09/29/04         157,903            --
                                                                                                      ------------    ------------
                                                                                                         2,125,000       1,657,500
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                              $    1,062,500    11/14/03         962,899       1,054,678
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        140 shs.    11/14/03         122,946          71,317
                                                                                                      ------------    ------------
                                                                                                         1,085,845       1,125,995
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  7.91% Senior Secured Tranche A Note due 2007 (C)                      $      683,102    06/02/99         683,102         683,102
  12% Senior Secured Tranche B Note Due 2007                            $    1,130,652    06/02/99       1,130,652       1,130,652
  Class B Common Stock (B)                                                  1,480 shs.    06/02/99         256,212         489,750
                                                                                                      ------------    ------------
                                                                                                         2,069,966       2,303,504
                                                                                                      ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $    1,538,793    09/10/04       1,437,956       1,522,652
  Common Stock (B)                                                            586 shs.    09/10/04         586,207         478,207
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        134 shs.    09/10/04         113,578         109,001
                                                                                                      ------------    ------------
                                                                                                         2,137,741       2,109,860
                                                                                                      ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)                      1.43% int.    08/29/00         579,736            --
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    106,539 shs.    01/14/00         658,751            --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.99% int.    08/20/03          63,207          14,100
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     86,780 shs.    08/21/03          19,359          19,359
                                                                                                      ------------    ------------
                                                                                                            82,566          33,459
                                                                                                      ------------    ------------



----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    2,217,385    10/14/05    $  1,888,284    $  2,242,567
  Preferred Stock (B)                                                       3,304 shs.    10/14/05         330,412         333,194
  Common Stock (B)                                                          2,203 shs.    10/14/05           2,203           1,983
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                      1,167 shs.    10/14/05         294,403              12
                                                                                                      ------------    ------------
                                                                                                         2,515,302       2,577,756
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  7.78% Senior Secured Term A Note due 2010 (C)                         $      204,394    03/01/05         204,394         205,615
  8.28% Senior Secured Term B Note due 2012 (C)                         $      362,989    03/01/05         362,989         365,135
  12% Senior Subordinated Note due 2013                                 $    1,025,391    03/01/05         973,780       1,013,657
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P. (B)                                       4.00% int.    03/01/05         412,207         370,989
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                         65 shs.    03/01/05          56,171               1
                                                                                                      ------------    ------------
                                                                                                         2,009,541       1,955,397
                                                                                                      ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
  13% Senior Subordinated Note due 2009                                 $    2,712,000    02/05/98       2,538,475       2,712,000
  Common Stock (B)                                                            630 shs.    02/04/98         630,000         636,741
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        444 shs.    02/05/98         368,832         448,751
                                                                                                      ------------    ------------
                                                                                                         3,537,307       3,797,492
                                                                                                      ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $    1,734,000    08/31/05       1,659,049       1,729,885
  Common Stock (B)                                                            816 shs.    08/31/05         816,000         775,200
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         86 shs.    08/31/05          77,485               1
                                                                                                      ------------    ------------
                                                                                                         2,552,534       2,505,086
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      789,836    01/20/00         789,836         788,145
  12% Senior Subordinated Note due 2010                                 $    1,326,500    01/20/00       1,277,529       1,323,677
  Common Stock (B)                                                        227,400 shs.    01/20/00         227,400         204,660
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      260,563 shs.    01/20/00          98,540           2,606
                                                                                                      ------------    ------------
                                                                                                         2,393,305       2,319,088
                                                                                                      ------------    ------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy
and medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    2,309,541           *    $  2,148,372    $  2,348,396
  Common Stock (B)                                                            742 shs.           *         800,860       1,004,517
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        153 shs.           *         159,894         207,469
                                                                                                      ------------    ------------
                                                                                                         3,109,126       3,560,382
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $    1,062,500    04/11/03         996,450       1,048,251
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      5,781 shs.    04/11/03          95,625          44,744
                                                                                                      ------------    ------------
                                                                                                         1,092,075       1,092,995
                                                                                                      ------------    ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $    1,234,551    05/28/04       1,119,173       1,184,882
  8.75% Senior Secured Note due 2011                                    $      716,292    05/28/04         716,292         701,954
  Common Stock (B)                                                        674,157 shs.    05/28/04         674,157         573,033
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    203,912 shs.    05/28/04         130,789           2,039
                                                                                                      ------------    ------------
                                                                                                         2,640,411       2,461,908
                                                                                                      ------------    ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  Common Stock (B)                                                        354,167 shs.    05/02/00         354,167         556,042
                                                                                                      ------------    ------------


U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations
  12% Senior Subordinated Note due 2011                                 $      894,737    08/06/03         776,842         919,681
  Preferred Stock (B)                                                       2,571 shs.    08/06/03         257,095         257,096
  Common Stock (B)                                                          1,032 shs.    08/06/03           1,032           2,580
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        949 shs.    08/06/03         298,198           2,373
                                                                                                      ------------    ------------
                                                                                                         1,333,167       1,181,730
                                                                                                      ------------    ------------

*07/19/05 and 12/22/05.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          997 shs.    09/30/99    $    545,858    $    108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                              145,446 shs.    12/19/96       1,166,829            --
  Common Stock (B)                                                         20,027 shs.    09/30/99         799,068            --
  Warrants, exercisable until 2010, to
    purchase common stock at $.01 per share (B)                             4,918 shs.    12/19/96         128,372            --
                                                                                                      ------------    ------------
                                                                                                         2,640,127         108,991
                                                                                                      ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $    1,882,100    04/30/04       1,699,986       1,928,015
  Common Stock (B)                                                            182 shs.    04/30/04         182,200         229,572
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        230 shs.    04/30/04         211,736         290,329
                                                                                                      ------------    ------------
                                                                                                         2,093,922       2,447,916
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                                0.15% int.    12/02/96               1               2
                                                                                                      ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                 $    1,887,288    09/24/04       1,726,120       1,867,830
  Common Stock (B)                                                         23,771 shs.    09/24/04         237,710         326,328
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,787 shs.    09/24/04         186,883         326,548
                                                                                                      ------------    ------------
                                                                                                         2,150,713       2,520,706
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $    1,700,000    07/19/04       1,483,065       1,617,494
  Limited Partnership Interest Class A (B)                                  1.75% int.    07/19/04         414,375         372,938
  Limited Partnership Interest Class B (B)                                  0.77% int.    07/19/04         182,935         164,642
                                                                                                      ------------    ------------
                                                                                                         2,080,375       2,155,074
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                            $      838,816    07/12/04         838,816         850,056
  14% Senior Subordinated Note due 2012                                 $    1,064,098    07/12/04       1,061,292       1,096,021
  Limited Partnership Interest (B)                                          0.40% int.    07/12/04          37,281         100,659
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      4,029 shs.    07/12/04           2,833          10,842
                                                                                                      ------------    ------------
                                                                                                         1,940,222       2,057,578
                                                                                                      ------------    ------------


TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $154,869,744    $155,676,193
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 6.09%:

BONDS - 5.52%
  A E S Corporation                                9.000%    05/15/15   $    200,000  $    200,000  $    217,000
  A M C Entertainment, Inc.                       11.000     02/01/16        815,000       817,381       841,486
  Activant Solutions, Inc. (C)                    10.530     04/01/10        825,000       825,000       841,500
  Atlas Pipeline Partners                          8.125     12/15/15        200,000       200,000       208,500
  Blockbuster, Inc.                                9.000     09/01/12        475,000       476,931       415,625
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       917,500
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       458,750
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       248,750
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       633,663       611,100
  Dynegy Holdings, Inc.                            8.375     05/01/16        330,000       330,000       330,000
  G F S I, Inc.                                   11.000     06/01/11        750,000       682,540       727,500
  Inergy LP                                        8.250     03/01/16        150,000       150,000       153,375
  Interactive Health LLC                           7.250     04/01/11        900,000       761,330       702,000
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,328,125
  P Q Corporation                                  7.500     02/15/13      1,100,000     1,088,750     1,056,000
  Pregis Corporation                              12.375     10/15/13      1,000,000       981,490     1,050,000
  Service Corporation International (C)            7.500     06/15/17      1,000,000        90,030     1,017,500
  Siebe PLC                                        6.500     01/15/10        650,000       572,000       614,250
  Sierra Pacific Resources                         6.750     08/15/17        635,000       638,257       637,381
  Sungard Data Systems                             9.125     08/15/13        175,000       175,000       185,063
  Tekni-Plex, Inc.                                10.875     08/15/12        250,000       250,000       276,875
  Tekni-Plex, Inc.                                 8.750     11/15/13        650,000       655,964       611,000
  Tenaska Alabama Partners LP                      7.000     06/30/21        354,694       354,694       355,844
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         13,637,405    13,805,124
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.57%
  Cymer, Inc.                                      3.500%    02/15/09   $    850,000  $    850,000  $    862,750
  Q L T, Inc.                                      3.000     09/15/23        600,000       546,257       548,250
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                              1,396,257     1,411,000
                                                                                      ------------  ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $       --
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                               9          --
                                                                                      ____________  ____________
TOTAL RULE 144A SECURITIES                                                              15,047,671    15,216,124
                                                                                      ____________  ____________
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $169,917,415  $170,892,317
                                                                                      ------------  ------------


----------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 32.36%: (A)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 28.59%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $  1,000,000  $  1,030,788  $    965,000
  Activant Solutions, Inc. (C)                    10.500     06/15/11        585,000       584,390       647,888
  Affinia Group, Inc.                              9.000     11/30/14        910,000       834,625       782,600
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       329,368       361,563
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       431,000
  ALH Fin LLC/ALH Fin Corporation                  8.500     01/15/13        950,000       918,813       931,000
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,024,178     1,043,750
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       301,500
  Argo Tech Corporation                            9.250     06/01/11        850,000       850,000       896,750
  Bally Total Fitness Holding Corporation          9.875     10/15/07        135,000       128,925       135,000
  BCP Crystal US Holdings Corporation              9.625     06/15/14        485,000       485,000       537,138
  C C O Holdings LLC / Cap Corporation (C)         9.035     12/15/10        500,000       499,617       496,875
  C S C Holdings, Inc.                             7.625     04/01/11        500,000       501,817       502,500
  Cablevision Systems Corporation (C)              8.716     04/01/09      1,000,000     1,000,000     1,048,750
  Cadmus Communications Corporation                8.375     06/15/14        750,000       750,000       753,750
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,075,250
  Charter Communication Holdings LLC              10.000     04/01/09      1,000,000       815,000       677,500
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,192,500
  Chesapeake Energy Corporation                    7.000     08/15/14      1,075,000     1,113,663     1,099,188
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,117,875
  Clayton Williams Energy, Inc.                    7.750     08/01/13        800,000       800,000       752,000
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       237,656
  Dollar Financial Group                           9.750     11/15/11        600,000       600,000       630,000
  Dominos, Inc.                                    8.250     07/01/11        292,000       289,892       299,300
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       482,500
  El Paso Corporation                              7.875     06/15/12      1,050,000     1,062,649     1,093,313
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       205,500
  Flextronics International Ltd.                   6.500     05/15/13        400,000       400,000       397,000
  Ford Motor Credit Company                        7.375     10/28/09      1,250,000     1,246,874     1,175,165
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       279,720
  General Motors Acceptance Corporation            7.750     01/19/10      1,250,000     1,302,708     1,218,763
  Geo Sub Corporation                             11.000     05/15/12        600,000       595,500       591,000
  Goodyear Tire & Rubber Company                   7.857     08/15/11      1,400,000     1,342,750     1,368,500
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13      1,015,000       926,319       949,025
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       576,300
  Houghton Mifflin Co.                             9.875     02/01/13      1,000,000     1,049,266     1,075,000
  Huntsman LLC                                    11.625     10/15/10        324,000       320,161       366,930
  Imax Corporation                                 9.625     12/01/10      1,000,000     1,031,395     1,060,000
  Insurance Auto Auctions, Inc.                   11.000     04/01/13      1,000,000     1,009,826     1,052,500
  Intelsat Subsidiary Holding Company Ltd. (C)     9.614     01/15/12        450,000       449,995       457,312
  Intelsat Subsidiary Holding Company Ltd. (C)     8.250     01/15/13        500,000       501,909       508,750
  Iron Mountain, Inc.                              6.625     01/01/16      1,000,000       951,250       940,000
  Koppers, Inc.                                    9.875     10/15/13        477,000       477,000       522,315
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       798,750
  Lazard LLC                                       7.125     05/15/15        750,000       749,407       779,166
  Leucadia National Corporation                    7.000     08/15/13        650,000       661,999       651,625
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       929,910
  Lodgenet Entertainment Corporation               9.500     06/15/13        425,000       425,000       459,000
  Lyondell Chemical Co.                            9.500     12/15/08        530,000       517,668       551,200
  M G M Mirage, Inc.                               6.000     10/01/09        375,000       379,102       369,375
  M S X International, Inc.                       11.000     10/15/07        350,000       347,004       332,500
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       612,000

----------------------------------------------------------------------------------------------------------------
                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Magnachip Semiconductor                          8.000%    12/15/14   $    100,000  $    100,000  $     93,500
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       530,000
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       204,000
  Markwest Energy Operating Co.                    6.875     11/01/14        475,000       475,000       448,875
  Mediacom LLC                                     9.500     01/15/13      1,000,000     1,002,685       990,000
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       597,188
  Metaldyne Corporation                           10.000     11/01/13        510,000       513,701       476,850
  Moog, Inc.                                       6.250     01/15/15        120,000       120,000       118,200
  Mrs. Fields Brands                              11.500     03/15/11        750,000       713,710       637,500
  N R G Energy, Inc.                               7.375     02/01/16        175,000       175,000       178,719
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       506,250
  National Wine & Spirits, Inc.                   10.125     01/15/09      1,135,000     1,127,806     1,143,513
  Newark Group, Inc.                               9.750     03/15/14        140,000       128,800       127,400
  North American Energy Partners                   8.750     12/01/11        400,000       400,000       390,000
  Nova Chemicals Corporation (C)                   7.561     11/15/13        475,000       475,000       477,375
  NTL Holdings (C)                                10.321     03/03/16        200,000       200,000       200,000
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      1,000,000       985,960     1,000,000
  O M Group, Inc.                                  9.250     12/15/11        750,000       773,377       776,250
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       423,000
  Pacific Energy Partners                          7.125     06/15/14        500,000       503,997       508,750
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       146,250
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       445,500
  Pliant Corporation                              11.625     06/15/09        787,891       804,299       882,438
  Pogo Producing Co.                               6.875     10/01/17        500,000       500,000       493,750
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,024,687       915,000
  Quality Distribution LLC                         9.100     01/15/12        325,000       323,375       321,750
  Quicksilver Resources, Inc                       7.125     04/01/16        500,000       500,000       493,750
  Quintiles Transnational Corporation             10.000     10/01/13        500,000       500,000       576,250
  Rayovac Corporation                              8.500     10/01/13        200,000       200,000       185,000
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       400,000
  Rent-Way, Inc.                                  11.875     06/15/10        800,000       836,954       836,000
  Rhodia SA                                       10.250     06/01/10        519,000       530,919       581,929
  Rhodia SA                                        8.875     06/01/11        392,000       391,739       403,760
  Rock-Tenn Co.                                    8.200     08/15/11      1,000,000     1,007,357       992,500
  Rogers Wireless, Inc.                            7.250     12/15/12        165,000       165,000       173,869
  Rogers Wireless, Inc.                            7.500     03/15/15        870,000       931,786       933,075
  Rogers Wireless, Inc.                            8.000     12/15/12        165,000       165,000       175,106
  Samsonite Corporation                            8.875     06/01/11      1,000,000     1,041,664     1,057,500
  Sbarro, Inc.                                    11.000     09/15/09      1,000,000     1,014,998     1,017,500
  Sea Containers Ltd.                             10.500     05/15/12        460,000       449,948       431,250
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,001       385,781
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,436,250
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       645,000
  Telex Communications, Inc.                      11.500     10/15/08        500,000       500,000       533,750
  Telex Communications, Inc.                       0.000     01/15/09        471,915       206,820       292,587
  Tenet Healthcare Corporation                     6.375     12/01/11        500,000       482,500       451,250
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       506,250
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        72,100
  Thermadyne Holdings Corporation                  9.250     02/01/14      1,000,000       986,250       900,000
  Transmontaigne, Inc.                             9.125     06/01/10        520,000       511,075       552,500
  Trimas Corporation                               9.875     06/15/12        375,000       318,750       343,125
  Triton P C S, Inc.                               8.500     06/01/13        550,000       550,000       522,500

----------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  Unisys Corporation                               8.000%    10/15/12   $    190,000  $    190,000  $    186,675
  United Components, Inc.                          9.375     06/15/13      1,080,000     1,081,901     1,042,200
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       625,000
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       481,250
  Universal City Florida (C)                       9.000     05/01/10        200,000       200,000       203,000
  Universal City Florida                           8.375     05/01/10        200,000       200,000       201,500
  Utilicorp United, Inc.                           9.950     02/01/11      1,000,000     1,089,066     1,107,500
  Vertis, Inc.                                    10.875     06/15/09        280,000       275,400       275,100
  Vicorp Restaurants, Inc.                        10.500     04/15/11        750,000       734,496       699,375
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000     1,000,239       940,000
  Warner Music Group                               7.375     04/15/14        275,000       275,000       272,250
  Wornick Company                                 10.875     07/15/11        750,000       750,000       772,500
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         71,405,388    71,456,442
                                                                                      ------------  ------------

COMMON STOCK - 2.60%
  H C I Direct, Inc. (B)                                                       1,000  $       --    $       --
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,252,945
  Rent-Way, Inc. (B)                                                          92,866       916,263       669,564
  Supreme Industries, Inc.                                                   115,722       267,325       859,814
  Telex Communications, Inc. (B)                                                 489             7         4,890
  Telex Communications, Inc. (B)                                              17,707             1       177,075
  Transmontaigne, Inc. (B)                                                   258,720       798,595     2,538,043
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   3,988,556     6,502,331
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 1.17%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    570,500
  Graftech International                           1.625     01/15/24      1,500,000     1,083,750     1,066,875
  ICOS Corporation                                 2.000     07/01/23        750,000       596,250       593,438
  Leucadia National Corporation                    3.750     04/15/14        500,000       500,000       705,625
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                              2,723,375     2,936,438
                                                                                      ------------  ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 78,117,319  $ 80,895,211
                                                                                      ------------  ------------


                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 2.69%
  DaimlerChrysler Corporation                      4.833%    04/04/06   $  2,950,000  $  2,948,813  $  2,948,813
  Kraft Foods, Inc.                                4.772     04/03/06      3,761,000     3,760,003     3,760,003
                                                                                      ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                                       $  6,708,816  $  6,708,816
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 103.42%                             $254,743,550  $258,496,344
                                                                                      ============  ------------
  Other Assets                                      5.88                                              14,692,727
  Liabilities                                      (9.30)                                            (23,233,703)
                                                                                                    ------------
TOTAL NET ASSETS                                  100.00%                                           $249,955,368
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/06.
(D) Defaulted security; interest not accrued.

----------------------------------------------------------------------------------------------------------------
                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.18%                                                      BUILDINGS & REAL ESTATE - 1.53%
Argo Tech Corporation                          $      896,750          Adorn, Inc.                                    $    2,648,541
Bombardier, Inc.                                      917,500          Texas Industries, Inc.                                 72,100
Consolidated Foundries Holdings                     2,487,901          TruStile Doors, Inc.                                1,092,995
Esterline Technologies                                205,500                                                         --------------
Vought Aircraft Industries                            940,000                                                              3,813,636
                                               --------------                                                         --------------
                                                    5,447,651          CHEMICAL, PLASTICS & RUBBER - 1.91%
                                               --------------          Capital Specialty Plastics, Inc.                       45,947
AUTOMOBILE - 8.22%                                                     Huntsman LLC                                          366,930
Gencorp, Inc.                                         279,720          Koppers, Inc.                                         522,315
Goodyear Tire & Rubber Co.                          1,368,500          Lyondell Chemical Co.                                 551,200
Jason, Inc.                                         1,980,583          Nova Chemicals Corporation                            477,375
LIH Investors, L.P.                                 4,642,229          O M Group, Inc.                                       776,250
Metaldyne Corporation                               1,074,038          P Q Corporation                                     1,056,000
Nyloncraft, Inc.                                    2,444,275          Rhodia SA                                             985,689
Ontario Drive & Gear Ltd.                           2,466,372                                                         --------------
Qualis Automotive LLC                               2,742,708                                                              4,781,706
Transtar Holding Company                            2,505,086                                                         --------------
United Components, Inc.                             1,042,200          CONSUMER PRODUCTS - 6.28%
                                               --------------          ALH Fin LLC/ALH Fin Corporation                       931,000
                                                   20,545,711          Appleton Papers, Inc.                                 301,500
                                               --------------          Augusta Sportswear Holding Co.                      2,137,084
BEVERAGE, DRUG & FOOD - 6.49%                                          Euro-Pro Corporation                                1,191,618
Beta Brands Ltd.                                         --            G F S I, Inc.                                         727,500
Cains Foods, L.P.                                     356,927          H C I Direct, Inc.                                       --
Del Monte Corporation                                 237,656          Maverick Acquisition Company                        1,127,772
Dominos, Inc.                                         299,300          Rayovac Corporation                                   185,000
Eagle Pack Pet Foods, Inc.                          1,155,646          Royal Baths Manufacturing Company                   1,125,995
Land O'Lakes, Inc.                                    798,750          Savage Sports Holding, Inc.                         2,109,860
Mrs. Fields Brands                                    637,500          The Tranzonic Companies                             3,797,492
National Wine & Spirits, Inc.                       1,143,513          Walls Industries, Inc.                              2,057,578
Nonni's Food Company                                2,231,966          Winsloew Furniture, Inc.                                 --
PepsiAmericas, Inc.                                 2,252,945                                                         --------------
Pinnacle Foods Group                                  445,500                                                             15,692,399
River Ranch Fresh Foods LLC                         1,657,500                                                         --------------
Sbarro, Inc.                                        1,017,500          CONTAINERS, PACKAGING
Specialty Foods Group, Inc.                              --             & GLASS - 4.86%
Vicorp Restaurants, Inc.                              699,375          NABCO, Inc.                                         1,229,828
Vitality Foodservice, Inc.                          2,520,706          P I I Holding Corporation                           2,586,773
Wornick Co.                                           772,500          Paradigm Packaging, Inc.                            2,268,474
                                               --------------          Pliant Corporation                                    882,438
                                                   16,227,284          Pregis Corporation                                  1,050,000
                                               --------------          Sea Containers Ltd.                                   431,250
BROADCASTING &                                                         Tekni-Plex, Inc.                                    1,532,875
 ENTERTAINMENT - 2.80%                                                 Vitex Packaging, Inc.                               2,155,074
C C O Holdings LLC                                    496,875                                                         --------------
C S C Holdings, Inc.                                  502,500                                                             12,136,712
Cablevision Systems Corporation                     1,048,750                                                         --------------
Cenveo Corporation                                  1,075,250          DISTRIBUTION - 3.63%
Charter Communications Op LLC                         926,250          Affina Group, Inc.                                    782,600
Citadel Broadcasting Company                          570,500          Corvest Group, Inc.                                 2,025,853
Liberty Media Corporation                             929,910          Kele and Associates, Inc.                           2,643,820
Lodgenet Entertainment Corporation                    459,000          O R S Nasco Holding, Inc.                           2,472,209
Mediacom LLC                                          990,000          QualServ Corporation                                1,136,138
                                               --------------          Strategic Equipment & Supply Corporation, Inc.           --
                                                    6,999,035                                                         --------------
                                               --------------                                                              9,060,620
                                                                                                                      --------------

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26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FINANCIAL SERVICES - 2.29%
 MANUFACTURING - 9.04%                                                 BCP Crystal US Holding Corporation             $      537,138
Activant Solutions, Inc.                       $    1,489,388          Dollar Financial Group                                630,000
AmerCable, Inc.                                     1,406,777          East River Ventures I, L.P.                            21,706
Arrow Tru-Line Holdings, Inc.                       2,084,305          Ford Motor Credit Co.                               1,175,165
Coining Corporation of America LLC                  1,947,525          General Motors Acceptance Corporation               1,218,763
Dexter Magnetics Technologies, Inc.                 1,047,037          Highgate Capital LLC                                    2,947
Douglas Dynamics LLC                                  611,100          Lazard LLC                                            779,166
Evans Consoles, Inc.                                     --            Leucadia National Corporation                       1,357,250
Geo Sub Corporation                                   591,000          Victory Ventures LLC                                        2
Graftech International                              1,066,875                                                         --------------
Great Lakes Dredge & Dock Corporation                 949,025                                                              5,722,137
H M Holding Company                                 2,475,974                                                         --------------
Justrite Manufacturing Acquisition Co.              1,553,574          HEALTHCARE, EDUCATION
Radiac Abrasives, Inc.                              2,487,506           & CHILDCARE - 3.28%
Rock-Tenn Co.                                         992,500          A T I Acquisition Company                           1,895,083
Trimas Corporation                                    343,125          American Hospice Management Holding LLC             2,672,944
Truck Bodies & Equipment International              3,560,382          ICOS Corporation                                      593,438
                                               --------------          Interactive Health LLC                                702,000
                                                   22,606,093          MedAssist, Inc.                                       260,827
                                               --------------          Q L T, Inc.                                           548,250
DIVERSIFIED/CONGLOMERATE,                                              Quintiles Transnational Corporation                   576,250
 SERVICE - 6.97%                                                       Tenet Healthcare Corporation                          957,500
Abitibi-Consolidated, Inc.                            965,000                                                         --------------
Allied Waste NA                                     1,043,750                                                              8,206,292
CapeSuccess LLC                                         5,862                                                         --------------
Chemed Corporation                                  1,192,500          HOME & OFFICE FURNISHINGS,
Diversco, Inc./DHI Holdings, Inc.                   2,505,724           HOUSEWARES, AND DURABLE CONSUMER
Dwyer Group, Inc.                                   2,826,280           PRODUCTS - 4.07%
Fowler Holding, Inc.                                2,478,186          Connor Sport Court International, Inc.              1,802,907
Iron Mountain, Inc.                                   940,000          Home Decor Holding Company                          2,353,772
Keystone North America, Inc.                          313,407          Monessen Holding Corporation                        2,518,127
Mac-Gray Corporation                                  612,000          Samsonite Corporation                               1,057,500
Moss, Inc.                                          1,599,244          U-Line Corporation                                  2,447,916
M S X International, Inc.                             332,500                                                         --------------
Service Corporation International                   1,017,500                                                             10,180,222
U S M Holdings Corporation                          1,181,730                                                         --------------
Universal City Florida                                404,500          LEISURE, AMUSEMENT,
                                               --------------           ENTERTAINMENT - 2.18%
                                                   17,418,183          A M C Entertainment, Inc.                             841,486
                                               --------------          Bally Total Fitness Holding Corporation               135,000
ELECTRONICS - 2.74%                                                    IMAX Corporation                                    1,060,000
A E S Corporation                                     217,000          Keepsake Quilting, Inc.                             1,250,622
Calpine Corporation                                   458,750          M G M Mirage, Inc.                                    369,375
Directed Electronics, Inc.                          5,170,187          Majestic Star Casino LLC                              530,000
Flextronics International Ltd.                        397,000          O E D Corp/Diamond Jo Company Guarantee             1,000,000
Siebe PLC                                             614,250          Warner Music Group                                    272,250
                                               --------------                                                         --------------
                                                    6,857,187                                                              5,458,733
                                               --------------                                                         --------------
FARMING & AGRICULTURE - 0.00%
Protein Genetics, Inc.                                   --
                                               --------------

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                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
MACHINERY - 6.92%                                                      RETAIL STORES - 4.74%
C & M Conveyor, Inc.                           $    2,467,069          Blockbuster, Inc.                              $      415,625
Integration Technology Systems, Inc.                1,248,333          Insurance Auto Auctions, Inc.                       1,052,500
Manitowoc Company, Inc.                               204,000          Neff Motivation, Inc.                               1,296,853
Maxon Corporation                                   3,056,498          Neiman Marcus Group, Inc.                           1,328,125
Safety Speed Cut Manufacturing Company, Inc.        2,303,504          Olympic Sales, Inc.                                 4,183,018
Stanadyne Corporation                               1,436,250          Rent-A-Center, Inc.                                   400,000
Supreme Industries, Inc.                              859,814          Rent-Way, Inc.                                      1,505,564
Synventive Equity LLC                                  33,459          TVI, Inc.                                             556,042
Thermadyne Holdings Corporation                       900,000          United Rentals, Inc.                                1,106,250
Tronair, Inc.                                       2,319,088                                                         --------------
Tubular Textile Machinery                           2,461,908                                                             11,843,977
                                               --------------                                                         --------------
                                                   17,289,923          TECHNOLOGY - 0.53%
                                               --------------          Cymer, Inc.                                           862,750
MEDICAL DEVICES/BIOTECH - 3.13%                                        Magnachip Semiconductor                                93,500
Beacon Medical Products, Inc.                       2,444,157          Sungard Data Systems                                  185,063
Coeur, Inc.                                         1,238,002          Unisys Corporation                                    186,675
E X C Acquisition Corporation                         135,460                                                         --------------
MicroGroup, Inc.                                    2,480,945                                                              1,327,988
OakRiver Technology, Inc.                           1,527,200                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 3.42%
                                                    7,825,764          Alamosa Delaware                                      792,563
                                               --------------          Cincinnati Bell, Inc.                               1,117,875
MINING, STEEL, IRON &                                                  Intelsat Subsidiary Holding Company Ltd.              966,062
 NON PRECIOUS METALS - 0.04%                                           ITC^DeltaCom, Inc.                                  2,650,063
U S S Holdings, Inc.                                  108,991          NTL Holdings 200,000
                                               --------------          Rogers Wireless, Inc.                               1,282,050
OIL AND GAS - 7.16%                                                    Telex Communications, Inc.                          1,008,302
C & J Spec-Rent Services, Inc.                      3,135,360          Triton P C S, Inc.                                    522,500
Chesapeake Energy Corporation                       1,099,188                                                         --------------
Clayton Williams Energy, Inc.                         752,000                                                              8,539,415
Dynegy Holdings, Inc.                                 812,500                                                         --------------
Fuel Systems Holding Corporation                    2,490,939          TRANSPORTATION - 1.16%
GulfMark Offshore, Inc.                               576,300          Quality Distribution LLC                              321,750
Mustang Ventures Company                            3,472,430          Tangent Rail Corporation                            2,577,756
North American Energy Partners                        390,000                                                         --------------
Offshore Logistics, Inc.                              423,000                                                              2,899,506
Pacific Energy Partners                               655,000                                                         --------------
Pogo Producing Co.                                    493,750          UTILITIES - 1.92%
Quicksilver Resources, Inc.                           493,750          Atlas Pipeline Partners                               208,500
Transmontaigne, Inc.                                3,090,543          El Paso Corporation                                 1,093,313
                                               --------------          Inergy LP                                             153,375
                                                   17,884,760          Markwest Energy Operating Co.                         448,875
                                               --------------          Moog, Inc.                                            118,200
PHARMACEUTICALS - 1.05%                                                N R G Energy, Inc.                                    178,719
CorePharma LLC                                      2,511,968          Nalco Co.                                             506,250
Enzymatic Therapy, Inc.                               106,250          Sierra Pacific Resources                              637,381
                                               --------------          Tenaska Alabama Partners L.P.                         355,844
                                                    2,618,218          Utilicorp United, Inc.                              1,107,500
                                               --------------                                                         --------------
PUBLISHING/PRINTING - 1.41%                                                                                                4,807,957
Cadmus Communications Corporation                     753,750                                                         --------------
Houghton Mifflin Co.                                1,075,000          WASTE MANAGEMENT /
Newark Group, Inc.                                    127,400           POLLUTION - 0.78%
Primedia, Inc.                                        915,000          Terra Renewal Services, Inc.                        1,955,397
Sheridan Acquisition Corporation                      385,781                                                         --------------
Vertis, Inc.                                          275,100          TOTAL CORPORATE RESTRICTED AND
                                               --------------           PUBLIC SECURITIES - 100.73%                   $  251,787,528
                                                    3,532,031                                                         --------------
                                               --------------

INCOME TAX INFORMATION

The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of March 31,
2006. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2006 is
$3,752,794 and consists of $24,447,578 appreciation and $20,694,784 depreciation.

------------------------------------------------------------------------------------------------------------------------------------
28

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2006
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2006
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 30, 2006
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.